Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accrued Expenses
Schedule of Company's accrued expenses

The Company’s accrued expenses as of September 30, 2022 and December 31, 2021 consisted of the following:

	September 30,	December 31,
	2022	2021
	(Unaudited)
Employee and related expenses	$50,335	$680,026
Directors and officers insurance	385,362	—
Professional fees	153,995	—
Research and development	24,758	—
Total accrued expenses	$614,450	$680,026

	December 31,
	2021	2020
Accrued expenses:
Employee and related expenses	$680,026	$499,752
Research and development	—	4,000
Professional fees	—	74,772
Total accrued expenses	$680,026	$578,524